Provisions - Other provisions (Detail) - Miscellaneous other provisions [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions [Line Items]
Other provisions at beginning of period	€ 372
Additional provisions, other provisions	89	€ 161
Provision used, other provisions	87	109
Unused provision reversed, other provisions	29	49
Increase through adjustments arising from passage of time, other provisions	(5)	(1)
Increase (decrease) through net exchange differences, other provisions	9	(21)
Other provisions at end of period	€ 349	372
IFRS 16 [Member]
Provisions [Line Items]
Other provisions at beginning of period		€ 392